Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Absolute Return Fund))	0 Months Ended
	Sep. 28, 2011
Class A
Average Annual Return:
1 Year	0.74%
Life of Class	0.73%
Inception Date	Mar. 05, 2007
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.74%
Life of Class	(0.12%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	0.48%
Life of Class	0.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
Life of Class	(0.751%)	[1]
Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	5.54%
Life of Class	6.681%	[1]

[1]	From 02/28/07.